Significant Accounting Policies (Details Narrative) (10-K) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) Integer shares	Dec. 31, 2018 USD ($) shares	Jan. 02, 2019 USD ($)
Operating lease liabilities | $							$ 1,200
Right of use of asset | $	$ 1,215		$ 1,215		$ 937		$ 1,200
Description of methodology used for computing depreciation					Straight-line method
Description of uncertain tax benefits					The tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement.
Advertising expense | $					$ 262	$ 157
Weighted average shares common stock issuable | shares	34,884,285	1,648,302	17,460,184	1,293,321	2,089,964	461,539
Number of operating segment | Integer					1
Number of reportable segment | Integer					1
Pre-Funded Warrants [Member]
Weighted average shares common stock issuable | shares					72,493	15,885
Series B Convertible Preferred Stock [Member]
Weighted average shares common stock issuable | shares					151,884	21,632
Computers and Other Electronic Equipment [Member]
Estimated useful life					3 years
Office Furniture and Equipment [Member] | Minimum [Member]
Estimated useful life					7 years
Office Furniture and Equipment [Member] | Maximum [Member]
Estimated useful life					15 years
Machinery and Equipment [Member]
Estimated useful life					7 years